SCHEDULE OF CONDENSED BALANCE SHEET (Details) (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 15, 2025	Feb. 19, 2025	Dec. 31, 2024	Jul. 16, 2021
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.001		$ 0.001	$ 0.001	$ 0.0001
Ordinary shares, authorized	450,000,000			450,000,000
Ordinary shares, issued	2,076,974			1,806,000
Ordinary shares, outstanding	2,076,974			1,806,000
Preferred stock, shares authorized	50,000,000	50,000,000		50,000,000
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.001			$ 0.001
Ordinary shares, authorized	450,000,000			450,000,000
Ordinary shares, issued	2,076,974			1,806,000
Ordinary shares, outstanding	2,076,974			1,806,000
Preferred stock, shares authorized	50,000,000			50,000,000